Financial Results, Net	12 Months Ended
Jun. 30, 2020
Financial Results, Net [Abstract]
Financial results, net
28.	Financial results, net

	06.30.20	06.30.19	06.30.18
- Interest income	769,116	117,826	408,998
- Dividends income	-	-	82,837
Finance income	769,116	117,826	491,835
- Interest expense	(3,271,593)	(3,024,917)	(2,177,777)
- Others financial costs	(222,039)	(263,328)	(277,736)
Subtotal finance costs	(3,493,632)	(3,288,245)	(2,455,513)
Less: Capitalized finance costs	385	96,324	37,293
Finance costs	(3,493,247)	(3,191,921)	(2,418,220)
Foreing exchange, net	(4,669,704)	84,278	(8,319,791)
- Fair value gains of financial assets at fair value through profit or loss	124,101	1,034,711	1,731,404
- (Loss) / Gain from derivative financial instruments	(176,862)	556,592	550,573
- Gain from repurchase of non-convertible notes	92,782	6,517	-
Other financial results	(4,629,683)	1,682,098	(6,037,814)
- Inflation adjustment	25,209	(300,850)	(1,045,120)
Total financial results, net	(7,328,605)	(1,692,847)	(9,009,319)